Employee Benefit Plans - Target Allocation (Details)	12 Months Ended
Dec. 31, 2011
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Securities Minimum	60.00%
Equity Securities Maximum	80.00%
Debt Securities Minimum	20.00%
Debt Securities Maximum	40.00%
Real Estate Minimum	0.00%
Real Estate Maximum	5.00%
Other Minimum	0.00%
Other Maximum	10.00%
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Debt Securities Minimum	95.00%
Debt Securities Maximum	100.00%
Real Estate Minimum	0.00%
Real Estate Maximum	5.00%
Other Minimum	0.00%
Other Maximum	5.00%
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Securities Minimum	50.00%
Equity Securities Maximum	75.00%
Debt Securities Minimum	25.00%
Debt Securities Maximum	45.00%
Real Estate Minimum	0.00%
Real Estate Maximum	5.00%
Other Minimum	0.00%
Other Maximum	5.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Securities Minimum	25.00%
Equity Securities Maximum	75.00%
Debt Securities Minimum	10.00%
Debt Securities Maximum	60.00%
Real Estate Minimum	0.00%
Real Estate Maximum	15.00%
Other Minimum	5.00%
Other Maximum	40.00%